NOTE 23. Allowance for Credit Losses on Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Balance at the beginning of the period	$ 21,280	$ 12,337
Provision during the period	13,599	18,886
Bad debts written off	(4,820)	(9,943)
Balance at the end of the period	$ 30,059	$ 21,280